Cover	Oct. 24, 2022
Cover [Abstract]
Entity Registrant Name	GPO Plus, Inc.
Entity Central Index Key	0001673475
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 24, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	37-1817132
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-213744
Entity Address Address Line 1	3571 E. Sunset Road
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Las Vegas
Entity Address Postal Zip Code	89120
City Area Code	855
Local Phone Number	935-4769
Entity Address State Or Province	NV